Dividends on ordinary shares (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Dividends [Abstract]
Ordinary shares	£ 700	£ 0	£ 200
Preference shares	19	£ 16	15
Total	719		£ 215
Interim dividend	£ 648